Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 276,571	$ 620,527
Term deposit	10,000	10,000
Accounts receivable	427,689	770,373
Prepaid expenses and deposits	38,625	30,231
Inventory	20,676
Current assets	773,561	1,431,131
Equipment	1,717,995	1,107,991
Intangible assets	46,649	29,861
Total Assets	2,538,205	2,568,983
Current Liabilities
Accounts payable and accrued liabilities	489,218	312,893
Deferred revenue		252,000
Loans payable	40,000	40,000
Liabilities	529,218	604,893
SHAREHOLDERS’ EQUITY
Share capital	27,186,114	27,064,727
Reserves	6,558,433	5,933,708
Deficit	(31,735,560)	(31,034,345)
Equity	2,008,987	1,964,090
Total Liabilities and Shareholders’ Equity	$ 2,538,205	$ 2,568,983